SCHEDULE OF INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Software	¥ 25,855	¥ 25,855
Trademark	500	500
Accumulated amortization	(18,072)	(14,418)
Net carrying amount	8,283	11,937
Software in progress	25,211
Total intangible assets	¥ 33,494	¥ 11,937